Property and Equipment - Schedule of Changes in Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	$ 10,333	$ 10,066
Exchange difference	(26)	131
Revaluation
Additions	1,027	1,295
Others		(53)
Disposals	(786)	(34)
Adjustment of depreciation on disposal	720	10
Depreciation charge	(1,265)	(1,082)
Closing net carrying amount	10,003	10,333
Capital work in progress	10	21
Net carrying value as at end of period	10,013	10,354
Land and Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	8,791	8,768
Exchange difference	(20)	100
Revaluation
Additions	393	385
Others
Disposals
Adjustment of depreciation on disposal
Depreciation charge	(683)	(462)
Closing net carrying amount	8,481	8,791
Net carrying value as at end of period	8,481	8,791
Furniture, Fittings and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	432	407
Exchange difference		6
Revaluation
Additions	31	187
Others		(27)
Disposals	(91)	(24)
Adjustment of depreciation on disposal	79
Depreciation charge	(103)	(117)
Closing net carrying amount	348	432
Net carrying value as at end of period	348	432
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	504	399
Exchange difference	(4)	11
Revaluation
Additions	422	260
Others
Disposals	(468)	(5)
Adjustment of depreciation on disposal	420	5
Depreciation charge	(176)	(166)
Closing net carrying amount	698	504
Net carrying value as at end of period	698	504
Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	606	492
Exchange difference	(2)	14
Revaluation
Additions	181	463
Others		(26)
Disposals	(227)	(5)
Adjustment of depreciation on disposal	221	5
Depreciation charge	(303)	(337)
Closing net carrying amount	476	606
Net carrying value as at end of period	$ 476	$ 606